Income Tax (Credit) Expense (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Income Tax Expense (Credit)

	2018	2019	2020	2020
	RMB’000	RMB’000	RMB’000	US$’000
Current tax:
PRC Enterprise Income Tax (“EIT”)
- current year	16,172	7,711	(4,957)	(760)

	16,172	7,711	(4,957)	(760)

Deferred tax (Note 17):
- current year	(15,203)	(15,458)	(75,869)	(11,627)
- attributable to change in tax rate	—	—	(2,375)	(364)

	(15,203)	(15,458)	(78,244)	(11,991)

	969	(7,747)	(83,201)	(12,751)

Tax Charge Reconciled to Profit (Loss) Before Taxation Per the Consolidated Statements of Comprehensive Income
The tax charge (credit) for the years stated below can be reconciled to the loss before taxation per the consolidated statements of comprehensive income as follows:

	2018	2019	2020	2020
	RMB’000	RMB’000	RMB’000	US$’000
Loss before taxation	(7,013)	(112,617)	(482,247)	(73,907)

Tax at the domestic income tax rate of 25%	(1,753)	(28,154)	(120,562)	(18,477)
Tax effect of expenses not deductible for tax purpose	3,169	3,318	1,846	283
Recognition of tax losses previously not recognized	(1,540)	—	—	—
Effect of tax exemption and reliefs granted to PRC subsidiaries	1,093	8,458	33,951	5,203
Change in unrecognized on deferred tax assets	—	8,631	3,938	604
Decrease in opening deferred tax liability resulting from a decrease in applicable tax rate	—	—	(2,374)	(364)

Tax charge (credit) for the year	969	(7,747)	(83,201)	(12,751)